Cash Flow Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule of Cash Flow, Supplemental [Line Items]
Real estate under operating leases transferred from installment loans as a result of real estate collateral acquired from non-recourse loans		¥ 1,373	¥ 226
Assets decreased due to deconsolidation of VIEs	¥ 1,281	12,805	4,313
Liabilities decreased due to deconsolidation of VIEs	33	12,265	¥ 2,304
Property under Facility Operations
Schedule of Cash Flow, Supplemental [Line Items]
Real estate under operating leases transferred from installment loans as a result of real estate collateral acquired from non-recourse loans		28
Property, Plant and Equipment, Other Types
Schedule of Cash Flow, Supplemental [Line Items]
Real estate under operating leases transferred from installment loans as a result of real estate collateral acquired from non-recourse loans	¥ 29	¥ 320